Condensed Consolidated Balance Sheet (Unaudited) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	£ 37,245	£ 33,067
Derivative financial instruments	910	1,264
Other financial assets at fair value through profit or loss	415	421
Loans and advances to banks	1,514	1,101
Loans and advances to customers	203,640	202,929
Reverse repurchase agreements - non-trading	11,405	10,338
Other financial assets at amortised cost	3,718	3,408
Macro hedge of interest rate risk	(207)	(738)
Financial assets at fair value through other comprehensive income	7,381	9,040
Interests in other entities	315	289
Intangible assets	1,520	1,539
Property, plant and equipment	1,528	1,584
Current tax assets	367	504
Retirement benefit assets	527	439
Other assets	2,342	1,879
Assets held for sale	20	12
Total assets	272,640	267,076
Liabilities
Deposits by banks	12,017	14,037
Deposits by customers	186,517	185,775
Repurchase agreements - non-trading	7,590	8,617
Derivative financial instruments	1,154	717
Other financial liabilities at fair value through profit or loss	1,061	1,055
Debt securities in issue	43,677	37,569
Macro hedge of interest rate risk	76	47
Other liabilities	2,028	1,882
Provisions	645	627
Deferred tax liabilities	442	249
Retirement benefit obligations	23	23
Subordinated liabilities	2,348	2,385
Total liabilities	257,578	252,983
Equity
Share capital	7,060	7,060
Other equity instruments	2,100	2,100
Other reserves	144	(325)
Retained earnings	5,758	5,258
Total equity	15,062	14,093
Total liabilities and equity	£ 272,640	£ 267,076